Tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Tax assets and liabilities
Schedule of deferred tax assets and liabilities

	2017
	At 1 Jan	Movement in income statement	Movement through other comprehensive income and equity	Other movements including foreign currency movements	At 31 Dec

	£m	£m	£m	£m	£m
Deferred tax assets
Unrealised losses or gains on investments	23	(8)	—	(1)	14
Balances relating to investment and insurance contracts	1	—	—	—	1
Short-term temporary differences	4,196	(1,396)	(1)	(267)	2,532
Capital allowances	16	(2)	—	—	14
Unused tax losses	79	(12)	—	(1)	66

Total	4,315	(1,418)	(1)	(269)	2,627

Deferred tax liabilities
Unrealised losses or gains on investments	(1,534)	(177)	(55)	18	(1,748)
Balances relating to investment and insurance contracts	(730)	(156)	—	14	(872)
Short-term temporary differences	(3,071)	870	(26)	186	(2,041)
Capital allowances	(35)	(3)	—	(16)	(54)

Total	(5,370)	534	(81)	202	(4,715)

	Deferred tax assets		Deferred tax liabilities
	2017	2016*	2017	2016*

	£m	£m	£m	£m
Asia operations	112	107	(1,152)	(935)
US operations	2,300	3,979	(1,845)	(2,832)
UK and Europe	157	174	(1,703)	(1,592)
Other operations	58	55	(15)	(11)

Total	2,627	4,315	(4,715)	(5,370)

*	The 2016 comparative results have been re-presented from those previously published for the reassessment of the Group's operating segments as described in note B1.3.

Schedule of tax benefits not recognised
	2017		2016
	Tax benefit	Losses	Tax benefit	Losses

	£m	£bn	£m	£bn
Capital losses	79	0.4	89	0.4
Trading losses	74	0.3	41	0.2